INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Israeli corporate tax rate	25.00%	24.00%	25.00%
Income Taxes [Line Items]
Tax loss carry forward	$ 44,118
Net change in total valuation allowance	1,083
U.S.subsidiary [Member]
Income Taxes [Line Items]
Tax loss carry forward	10,115
Brazilian subsidiary [Member]
Income Taxes [Line Items]
Tax loss carry forward	$ 3,489